                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05620

                        The Zweig Total Return Fund, Inc.
               (Exact name of registrant as specified in charter)

                            900 Third Ave, 31st Floor
                             New York, NY 10022-4728
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Chief Legal Officer and Secretary for                   John H. Beers, Esq.
              Registrant                            Vice President and Counsel
    Phoenix Life Insurance Company                Phoenix Life Insurance Company
           One American Row                              One American Row
       Hartford, CT 06103-2899                        Hartford, CT 06103-2899
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-272-2700

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

                       THE ZWEIG TOTAL RETURN FUND, INC.

               SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

                                March 31, 2008
                                  (Unaudited)

                                                              Par
                                                            (000's)      Value
                                                           ---------  ------------
  INVESTMENTS
  U.S. GOVERNMENT SECURITIES                      27.36%
  U.S. TREASURY BONDS -- 19.69%
     U.S. Treasury Bond 9.25%, 2/15/16.................    $ 20,000   $ 28,525,000
     U.S. Treasury Bond 7.50%, 11/15/16................      20,000     26,125,000
     U.S. Treasury Bond 8.75%, 5/15/17.................      22,000     30,997,648
     U.S. Treasury Bond 8.875%, 2/15/19................      15,000     21,806,250
                                                                      ------------
                                                                       107,453,898
                                                                      ------------
  U.S. TREASURY NOTES -- 7.67%
     U.S. Treasury Note 4%, 11/15/12/(e)/..............      18,500     19,865,818
     U.S. Treasury Note 4.50%, 2/15/16.................      20,000     22,015,620
                                                                      ------------
                                                                        41,881,438
                                                                      ------------
         Total U.S. Government Securities (Identified Cost
           $136,701,970)......................................         149,335,336
                                                                      ------------
  AGENCY NON-MORTGAGE-BACKED SECURITIES            4.87%
     FNMA 3.15%, 5/28/08...............................      26,570     26,599,918
                                                                      ------------
         Total Agency Non-Mortgage-Backed
           Securities (Identified Cost $26,574,297)...........          26,599,918
                                                                      ------------

                                                           Number of
                                                            Shares
                                                           ---------
  DOMESTIC COMMON STOCKS                          38.19%
  CONSUMER DISCRETIONARY -- 2.59%
     McDonald's Corp...................................     118,000      6,580,860
     NIKE, Inc. Class B................................      82,000      5,576,000
     Under Armour, Inc. Class A/(b)(d)/................      54,000      1,973,700
                                                                      ------------
                                                                        14,130,560
                                                                      ------------
  CONSUMER STAPLES -- 3.94%
     Altria Group, Inc.................................      87,000      1,931,400
     Bunge Ltd.........................................      51,000      4,430,880
     Costco Wholesale Corp.............................      71,000      4,612,870
     PepsiCo, Inc......................................      85,000      6,137,000
     Philip Morris International Inc/(b)/..............      87,000      4,400,460
                                                                      ------------
                                                                        21,512,610
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                       Number of
                                                        Shares      Value
                                                       --------- -----------
    ENERGY -- 6.29%
       Chesapeake Energy Corp......................      94,000  $ 4,338,100
       ConocoPhillips..............................      98,000    7,468,580
       Halliburton Co..............................     153,000    6,017,490
       Massey Energy Co............................     101,000    3,686,500
       Occidental Petroleum Corp...................      74,000    5,414,580
       St. Mary Land & Exploration Co..............     109,000    4,196,500
       Valero Energy Corp..........................      65,000    3,192,150
                                                                 -----------
                                                                  34,313,900
                                                                 -----------
    FINANCIALS -- 6.06%
       Allstate Corp. (The)........................     118,000    5,671,080
       Goldman Sachs Group, Inc. (The).............      25,000    4,134,750
       Hudson City Bancorp, Inc....................     376,000    6,647,680
       Reinsurance Group of America, Inc...........      83,000    4,518,520
       Wells Fargo & Co............................     219,000    6,372,900
       Wilmington Trust Corp.......................     184,000    5,722,400
                                                                 -----------
                                                                  33,067,330
                                                                 -----------
    HEALTH CARE -- 2.66%
       Bristol-Myers Squibb Co.....................      90,000    1,917,000
       Gilead Sciences, Inc./(b)/..................      86,000    4,431,580
       Merck & Co., Inc............................     141,000    5,350,950
       UnitedHealth Group, Inc.....................      83,000    2,851,880
                                                                 -----------
                                                                  14,551,410
                                                                 -----------
    INDUSTRIALS -- 4.85%
       Boeing Co. (The)............................      61,000    4,536,570
       Caterpillar, Inc............................      75,000    5,871,750
       Continental Airlines, Inc. Class B/(b)/.....     141,000    2,711,430
       Foster Wheeler Ltd./(b)/....................      64,000    3,623,680
       L-3 Communications Holdings, Inc............      43,000    4,701,620
       Union Pacific Corp..........................      40,000    5,015,200
                                                                 -----------
                                                                  26,460,250
                                                                 -----------
    INFORMATION TECHNOLOGY -- 6.37%
       Ciena Corp./(b)/............................     121,000    3,730,430
       Cisco Systems, Inc..........................     160,000    3,854,400
       Corning, Inc................................     192,000    4,615,680
       EMC Corp./(b)/..............................     208,000    2,982,720
       Hewlett-Packard Co..........................      98,000    4,474,680
       International Business Machines Corp........      51,000    5,872,140
       Microsoft Corp..............................     143,000    4,058,340
       QUALCOMM, Inc...............................     127,000    5,207,000
                                                                 -----------
                                                                  34,795,390
                                                                 -----------

        See notes to schedule of investments and securities sold short

                                                           Number of
                                                            Shares       Value
                                                           ---------  ------------
  MATERIALS -- 3.23%
     Alcoa, Inc........................................      151,000  $  5,445,060
     Freeport-McMoRan Copper & Gold, Inc.
       (Indonesia)/(c)/................................       66,000     6,350,520
     NuCor Corp........................................       86,000     5,825,640
                                                                      ------------
                                                                        17,621,220
                                                                      ------------
  TELECOMMUNICATION SERVICES -- 2.20%
     AT&T, Inc.........................................      161,000     6,166,300
     Verizon Communications, Inc./(e)/.................      161,000     5,868,450
                                                                      ------------
                                                                        12,034,750
                                                                      ------------
         Total Domestic Common Stocks (Identified Cost
           $189,935,135)......................................         208,487,420
                                                                      ------------
  FOREIGN COMMON STOCKS/(c)/                       0.70%
  INFORMATION TECHNOLOGY -- 0.70%
     Nokia Oyj Sponsored ADR (Finland).................      120,000     3,819,600
                                                                      ------------
         Total Foreign Common Stocks (Identified Cost
           $1,824,999)........................................           3,819,600
                                                                      ------------
  EXCHANGE TRADED FUNDS                            0.90%
     PowerShares Deutsche Bank Agriculture Fund/(b)/...      134,000     4,884,300
                                                                      ------------
         Total Exchange Traded Funds (Identified Cost
           $4,586,676)........................................           4,884,300
                                                                      ------------
         Total Long Term Investments -- 72.02% (Identified Cost
           $359,623,077)......................................         393,126,574
                                                                      ------------
  SHORT-TERM INVESTMENTS                          27.75%
  MONEY MARKET MUTUAL FUNDS -- 0.36%
     State Street Navigator Prime Plus 3.18%
       seven-day effective yield/(f)/..................    1,965,450     1,965,450
                                                                      ------------
                                                                         1,965,450
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                         Par
                                                       (000's)        Value
                                                       -------  ------------
   COMMERCIAL PAPER/(g)/ -- 27.39%
      7-Eleven, Inc. 2.25%, 4/8/08.................    $23,000  $ 22,989,938
      Danaher Corp. 2.30%, 4/4/08..................     26,000    25,995,017
      Nestle S.A. 2.20%, 6/10/08...................      9,000     8,960,950
      Procter Gamble Co. (The) 2.15%, 4/15/08......     17,600    17,585,284
      Rabobank USA Financial Corp. 2.49%, 4/1/08...     27,000    27,000,000
      San Diego G&E 2.35%, 4/1/08..................     20,000    20,000,000
      Walgreen Co. 2.27%, 4/2/08...................     27,000    26,998,297
                                                                ------------
                                                                 149,529,486
                                                                ------------
          Total Short-Term Investments (Identified Cost
            $151,495,486)...............................         151,494,936
                                                                ------------
          Total Investments (Identified Cost
            $511,118,563) -- 99.77%.....................         544,621,510/(a)/
          Securities Sold Short (Proceeds $3,784,442) --
            (0.44)%.....................................          (2,397,500)
          Other assets and liabilities, net -- 0.67%....           3,648,350
                                                                ------------
          Net Assets -- 100.00%.........................        $545,872,360
                                                                ============

--------
 (a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $34,395,456 and gross depreciation of $6,213,390 for federal income tax purposes. At March 31, 2008 , the aggregate cost of securities for federal income tax purposes was $516,439,444.
 (b) Non-income producing.
 (c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .
 (d) All or a portion of security is on loan.
 (e) Position, or a portion thereof, has been segregated as collateral for securities sold short.
 (f) Represents security purchased with cash collateral received for securities on loan.
 (g) The rate shown is the discount rate.

        See notes to schedule of investments and securities sold short

                                                         Number of
                                                          Shares         Value
                                                         ---------  ----------
 DOMESTIC COMMON STOCKS SOLD SHORT               0.44%
 CONSUMER DISCRETIONARY -- 0.44%
    Starbucks Corp...................................     137,000   $2,397,500
                                                                    ----------
        Total Domestic Common Stocks Sold Short (Proceeds
          $3,784,442).......................................        $2,397,500/(h)/
                                                                    ==========

--------
 (h) Federal Tax Information: Net unrealized appreciation of securities sold short is comprised of gross appreciation of $1,386,942, and gross depreciation of $0 for federal income tax purposes. At March 31, 2008, the aggregate proceeds of securities sold short for federal income tax purposes was $3,784,442.

        See notes to schedule of investments and securities sold short

                       THE ZWEIG TOTAL RETURN FUND, INC.

          NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

                                March 31, 2008
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  A. Security Valuation:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and other assets may be valued at fair value as determined in good faith by or under the direction of the Directors.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 (SFAS 157) as of the beginning of the current fiscal period of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                        Investments in
         Valuation Inputs                                 Securities
         ----------------                               --------------
         Assets:
         Level 1 -- Quoted Prices......................  $219,156,770
         Level 2 -- Other Significant Observable Inputs   325,464,740
         Level 3 -- Significant Unobservable Inputs....            --
                                                         ------------
         Total                                           $544,621,510
                                                         ============

         Liabilities:
         Level 1 -- Quoted Prices......................  $  4,362,950
         Level 2 -- Other Significant Observable Inputs            --
         Level 3 -- Significant Unobservable Inputs....            --
                                                         ------------
         Total                                           $  4,362,950
                                                         ============

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

  B. Foreign Security Country Determination:

   A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments and Securities Sold Short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              The Zweig Total Return Fund, Inc.


By (Signature and Title)* /s/ George R. Aylward
                          -----------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date                      May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward,
                          -----------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date                      May 29, 2008


By (Signature and Title)* /s/ Nancy G. Curtiss
                          -----------------------------
                          Nancy G. Curtiss, Treasurer
                          (principal financial officer)

Date                      May 29, 2008

* Print the name and title of each signing officer under his or her signature.